PGIM Government Income Fund Average Annual Total Returns		12 Months Ended				60 Months Ended				101 Months Ended		120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	[1]	Dec. 31, 2024		Dec. 31, 2025	[1]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2025	[1]	Dec. 31, 2024
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		7.30%	[2]	(0.36%)		(0.36%)	[2]	1.51%	[2],[3]	2.01%		2.01%	[2]
Bloomberg US Aggregate ex-Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent				7.10%				(0.48%)		1.10%	[3]			1.50%
Bloomberg US Government Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent				6.31%				(0.94%)		0.88%	[3]			1.38%
A
Prospectus [Line Items]
Average Annual Return, Percent				3.60%				(2.11%)						0.44%
C
Prospectus [Line Items]
Average Annual Return, Percent				4.81%				(2.43%)						(0.12%)
R
Prospectus [Line Items]
Average Annual Return, Percent				6.58%				(1.74%)						0.49%
Z
Prospectus [Line Items]
Average Annual Return, Percent				7.36%				(0.97%)						1.19%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				5.71%				(2.38%)						0.02%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				4.33%				(1.32%)						0.42%
R6
Prospectus [Line Items]
Average Annual Return, Percent				7.51%				(0.94%)		0.81%
Performance Inception Date	Aug. 09, 2016

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.